CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss including noncontrolling interest	$ (2,170,368)	$ (2,922,286)	$ (4,717,818)	$ (4,614,348)	$ (12,091,540)	$ (9,058,906)
Other Comprehensive Income (Loss):
Currency translation adjustment	(7,604)	(34,726)	(49,046)	27,924	53,352	138,800
Total Other Comprehensive Income (Loss)	(7,604)	(34,726)	(49,046)	27,924	53,352	138,800
Comprehensive loss	(2,177,972)	(2,957,012)	(4,766,864)	(4,586,424)	(12,038,188)	(8,920,106)
Comprehensive loss attributable to noncontrolling interest						(1,743)
Comprehensive loss attributable to T Stamp Inc.	$ (2,177,972)	$ (2,957,012)	$ (4,766,864)	$ (4,586,424)	$ (12,038,188)	$ (8,918,363)